GENERAL (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trade receivables, net	$ 191,995	$ 193,582
Other accounts receivable and prepaid expenses	36,458	36,488
Total Formula Systems (1985) shareholders’ equity	388,656	319,341
Non-controlling interests	265,911	156,814
Revenues	636,417	795,881	742,981
Taxes on income	10,074	8,728	6,145
Net income	94,685	106,461	46,172
Net income attributable to non-controlling interests	13,698	24,039	23,766
Net income attributable to Formula Systems (1985) shareholders	80,833	80,687	23,373
Diluted net earnings per share attributable to Formula Systems (1985) (in dollar per share)	$ 5.59	$ 5.68	$ 1.67
Scenario, Previously Reported [Member]
Trade receivables, net		201,144
Other accounts receivable and prepaid expenses		34,609
Total Formula Systems (1985) shareholders’ equity		322,185
Non-controlling interests		159,653
Revenues		796,674	744,731
Taxes on income		8,926	6,583
Net income		107,056	47,484
Net income attributable to non-controlling interests		24,336	24,421
Net income attributable to Formula Systems (1985) shareholders		80,985	24,030
Diluted net earnings per share attributable to Formula Systems (1985) (in dollar per share)		$ 5.70	$ 1.72
Restatement Adjustment [Member]
Trade receivables, net		(7,562)
Other accounts receivable and prepaid expenses		1,879
Total Formula Systems (1985) shareholders’ equity		(2,844)
Non-controlling interests		(2,839)
Revenues		(793)	(1,750)
Taxes on income		(198)	(438)
Net income		(595)	(1,312)
Net income attributable to non-controlling interests		(297)	(655)
Net income attributable to Formula Systems (1985) shareholders		$ (298)	$ (657)
Diluted net earnings per share attributable to Formula Systems (1985) (in dollar per share)		$ (0.02)	$ (0.05)